Expense Example, No Redemption - Class C	Prospectus #1 Delaware Healthcare Fund Expense Example, No Redemption, 1 Year	Prospectus #1 Delaware Healthcare Fund Expense Example, No Redemption, 3 Years	Prospectus #1 Delaware Healthcare Fund Expense Example, No Redemption, 5 Years	Prospectus #1 Delaware Healthcare Fund Expense Example, No Redemption, 10 Years	Prospectus #2 Delaware Small Cap Growth Fund Expense Example, No Redemption, 1 Year	Prospectus #2 Delaware Small Cap Growth Fund Expense Example, No Redemption, 3 Years	Prospectus #2 Delaware Small Cap Growth Fund Expense Example, No Redemption, 5 Years	Prospectus #2 Delaware Small Cap Growth Fund Expense Example, No Redemption, 10 Years	Prospectus #3 Delaware Smid Cap Growth Fund Expense Example, No Redemption, 1 Year	Prospectus #3 Delaware Smid Cap Growth Fund Expense Example, No Redemption, 3 Years	Prospectus #3 Delaware Smid Cap Growth Fund Expense Example, No Redemption, 5 Years	Prospectus #3 Delaware Smid Cap Growth Fund Expense Example, No Redemption, 10 Years
USD ($)	201	621	1,068	2,306	208	645	1,108	2,389	183	566	975	2,116